Debt - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2019	Jan. 31, 2017
Debt Instrument [Line Items]
Proceeds from long term debt issuance				$ 5,000,000	$ 14,633,000
Total gross amount borrowed				19,313,453
Additional end of term charge at maturity	$ 250,000
Warrant coverage				$ 312,500
Future tranche advances percentage				2.50%
Exercise price of warrant				$ 375,000
Exercise price of warrants per share				$ 2.30769			$ 1.38
Minimum gross proceeds from next equity round to determine exercise price of Warrant				$ 30,000,000
Warrants defined as ordinary shares							231,989
Warrant exercise date				Jun. 30, 2017
Warrant agreement expiration year				2027
Accrued interest payable				$ 7,297,347	2,525,685
IPO | Subsequent Event
Debt Instrument [Line Items]
Exercise price of warrants per share						$ 1.00
Warrants defined as ordinary shares						500,000
Third Tranche
Debt Instrument [Line Items]
Proceeds from long term debt issuance	$ 5,000,000
Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount permitted to borrow			$ 40,000,000	40,000,000	40,000,000
Payments to lender				200,000
Payment of due diligence fee				30,000
Additional cash expenses incurred				$ 362,783
End of term charge, percent				5.00%
Effective interest rate				11.00%
Interest only period				12 months
Principal and interest amortization period				30 months
Debt instrument, maturity date				Jan. 01, 2021
Interest expense related to loans				$ 2,900,459	1,035,493
Accrued interest payable				806,323	$ 279,463
Loan and Security Agreement | Minimum
Debt Instrument [Line Items]
End of term charge				$ 750,000
Stated interest rate				9.50%
Loan and Security Agreement | Maximum | Prime Rate
Debt Instrument [Line Items]
Variable interest rate of loan				5.50%
Loan and Security Agreement | First Tranche
Debt Instrument [Line Items]
Proceeds from long term debt issuance			$ 12,100,000
Loan and Security Agreement | Second Tranche
Debt Instrument [Line Items]
Proceeds from long term debt issuance		$ 2,500,000